400 Howard Street P.O. Box 7101 San Francisco, CA 94105 Tel +1 415 670 4663 Fax +1 415 618 5675 jack.gee@blackrock.com

December 16, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated December 1, 2015, to the prospectuses for the following funds, each a series of the Registrant. The purpose of this filing is to submit the 497 dated December 1, 2015 in XBRL.

iShares MSCI EAFE Minimum Volatility ETF

iShares MSCI Qatar Capped ETF

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-4663.

Very truly yours,

/s/ Jack Gee
Jack Gee

cc:	Benjamin Haskin, Esq.